Stockholders' Equity (Deficiency) (Tables)	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Equity [Abstract]
Schedule of Option Activity

A summary of the Company’s options activity for employees and directors is as follows:

	For the Three months ended June 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of period	255,524	$4.32	8.96
Granted	-	-
Exercised	-	-
Forfeited	(33,333)	4.25

Options outstanding at end of period	222,191	4.33	7.55
Options exercisable at end of period	116,366	4.36	8.08

A summary of the Company’s options activity for employees and directors is as follows:

	For the Three months ended March 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of period	292,891	$6.18	9
Granted	-	-
Exercised	-	-
Forfeited	(37,367)	5.46

Options outstanding at end of period	255,524	4.32	8.96
Options exercisable at end of period	99,699	$4.37	8.95

Schedule of Outstanding Options Granted to Non-employees

The outstanding options granted to non-employees are as follows:

Grant date	Number of options	Exercise price		Expiration date
September 8, 2013	17,081		$4.01	September 8, 2023
September 8, 2013	2,340	$	*)	September 8, 2023
December 29, 2013	3,511		$4.01	December 29, 2023
April 8, 2014	9,158	$	*)	April 8, 2024
July 24, 2014	1,246		$5.46	July 24, 2024
March 1, 2015	57,779		$5.46	March 1, 2025
October 20, 2015	12,456	$	*)	October 20, 2025
December 1, 2015	11,210		$5.46	December 1, 2025
June 30, 2017	131,000		$4.25	June 30, 2027

	245,781

*) Represents an amount lower than $1.

The outstanding options granted to non-employees are as follows:

Grant date	Number of options	Exercise price			Expiration date
September 8, 2013	17,081		$4.01		September 8, 2023
September 8, 2013	2,340	$	*	)	September 8, 2023
December 29, 2013	3,511		$4.01		December 29, 2023
April 8, 2014	9,158	$	*	)	April 8, 2024
July 24, 2014	1,246		$5.46		July 24, 2024
March 1, 2015	57,779		$5.46		March 1, 2025
October 20, 2015	12,456	$	*	)	October 20, 2025
December 1, 2015	11,210		$5.46		December 1, 2025
November 8, 2016	9,601	$	*	)	November 8, 2026
June 30, 2017	131,000		$4.25		June 30, 2027

	255,382

*)	Represents an amount lower than $1.

Schedule of Stock-based Compensation Expense

The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	For the Three months ended June 30,
	2018	2017

Research and development expenses	$13	$(2)
General and administrative expenses	11	1,824

	$24	$1,822

The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	For the Three months ended March 31,	Year ended December 31,
	2018	2017	2016

Research and development expenses	$50	$138	$109
General and administrative expenses	97	3,767	134

	$147	$3,905	$243